EQUITY-BASED COMPENSATION - Narrative (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted (shares)			0	6,420
Fair value	$ 100,000			$ 500,000
Unrecognized compensation cost, options	$ 100,000	$ 400,000	$ 300,000	$ 800,000
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued, weighted average grant date fair value (in dollar per share)		$ 12.56
Fair value of awards		$ 76,679
Restricted Stock and Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Restricted Stock and Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted (shares)	21,125	0
Stock options, contractual term	10 years		10 years
Unrecognized compensation cost, recognition period	9 months		1 year 1 month 9 days
Employee Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year		1 year
Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years		4 years
Employees | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares)		1,525
Officers and Directors | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares)		4,580
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares remaining available for grant of stock awards (shares)	9,844		10,542	5,904